Royalty bond	12 Months Ended
Dec. 31, 2017
Royalty bond
Royalty bond

Note 20—Royalty bond

Accounting policies

        The royalty bond was initially measured at the time of borrowing at fair value less any transaction costs. In subsequent periods, the royalty bond has been measured at amortized cost corresponding to the capitalized value using the effective interest method. Consequently, the difference between the proceeds of the loan and the amount to be repaid is recognized as a financial expense in the income statement over the term of the loan.

        In December 2014, Zealand established four 100%-owned subsidiaries: ZP Holding SPV K/S, ZP General Partner 1 ApS, ZP SPV 1 K/S and ZP General Partner 2 ApS. The purpose of this structure was to make the royalty bond nonrecourse for Zealand and at the same time protect the bond investors from a parent company bankruptcy. On December 11, 2014, ZP SPV 1 K/S issued the royalty bond, which represents senior secured notes issued at par with a USD-denominated principal amount of USD 50 million (DKK 299.3 million at issue) and a stated fixed interest rate of 9.375% per annum. The royalty bond falls due on March 15, 2026.

        Concurrent with the issue of the royalty bond, Zealand contributed the Sanofi License Agreement to ZP Holding SPV K/S, among other things. See Note 2 Revenue, Accounting for the Sanofi License Agreement.

        Among the rights arising under the License Agreement are the rights to receive patent royalties, including relating to Adlyxin®/Lyxumia®, a single remaining milestone payment relating to Adlyxin®/Lyxumia® and three regulatory event milestone payments in 2016 and January 2017 relating to certain other products containing lixisenatide combined with one or more other active pharmaceutical ingredients ("Group 2 Products"). ZP Holding SPV K/S sold and transferred to ZP SPV 1 K/S an interest in such royalties and milestone payments equal to 86.5% of the amount of such royalties payable from and after December 11, 2014, and 86.5% of such milestone payments.

        Under the License Agreement, royalties are payable by Sanofi in EUR and at a varying percentage of annual net sales as defined in the License Agreement. In addition, at December 11, 2014, the aggregate remaining regulatory milestone payments (86.5% of which were transferred to ZP SPV 1 K/S) amounted to USD 60 million, plus value added taxes, payable subject to various terms and conditions of the License Agreement. In addition, at December 31, 2017 and 2016, restricted cash held by the Company also related to the Interest Reserve Account, established upon issue of the royalty bond.

        The source of payment of the principal of and interest on the royalty bond is ZP SPV 1 K/S' interest on Adlyxin®/Lyxumia® royalties. Interest on the senior secured notes is payable biannually on March 15 and September 15 each year.

        The principal of the royalty bond was to be paid from available cash in ZP SPV 1 K/S commencing on the third payment date (March 15, 2016). Beginning with the third payment date, the royalty bond indenture states that available royalty revenue in ZP SPV 1 K/S in excess of interest payments is to be used for principal repayments of the royalty bond at each payment date. Upon full repayment of the royalty bond, the bondholders have no rights to future royalty payments. It is possible for ZP SPV 1 K/S to make voluntary repayments from March 2016, subject to various provisions and at various redemption premiums established in the royalty bond indenture.

        In February 2017, USD 8.7 million (DKK 60.7 million) was transferred to the restricted cash account following receipt of the USD 10 million milestone payment from Sanofi related to the approval of Suliqua® in the EU.

        On March 15, 2017, Zealand used restricted cash of USD 25 million (DKK 175 million) to repay half of the outstanding bond. Furthermore, the remaining restricted cash of USD 26.9 million (DKK 184 million) held as collateral for the bond was released to Zealand in exchange for a parent company guarantee. The maturity date of the royalty bond was also changed from March 15, 2026 to March 15, 2021.

        As a consequence of the repayment of the royalty bond in March 2017, the carrying amount of the royalty bond was adjusted. This resulted in a loss of DKK 11.2 million, which was recognized in the consolidated income statement for 2017 in net financial items. Furthermore, a fee of DKK 5.2 million was paid due to the repayment and amendment of the financing agreement. DKK 3.5 million of this fee has been capitalized, and DKK 1.7 million was recognized in the consolidated income statement for 2017 in financial expenses.

        As a consequence of deferrals of the expected repayment of the royalty bond at December 31, 2017, the carrying amount of the royalty bond was adjusted again. This had a positive impact on net financial items of DKK 10.8 million, which was recognized in the consolidated income statement for 2017 in financial expenses.

        As of December 31, 2017, total outstanding debt on the royalty bond is DKK 153.8 million (2016: DKK 352.6 million). In the consolidated statements of financial position, this is presented as DKK 135.7 million (2016: DKK 332.2 million), net of capitalized financing costs of DKK 18.1 million (2016: DKK 20.4 million). Accrued interest expenses related to the royalty bond amount to DKK 4.3 million (2016: DKK 9.8 million) and are recognized in other liabilities.

        The change in the balance of the royalty bond from December 31, 2016 to December 31, 2017 is attributable to movements in the USD/DKK exchange rate and repayment of 50.4% of the principal.

        See Note 23 for further discussion of the risks associated with the royalty bond.

        The table below details changes in the Group's liabilities arising from financing activities regarding the royalty bond, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group's consolidated statements of cash flows as cash flows from financing activities.

DKK thousand
January 1, 2017	332,243
Financing cash flows (repayment)	-176,360
Amortization of financing costs	5,748
Exchange rate adjustments	-25,897

December 31, 2017	135,734